Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net income (loss)		$ 932,147	$ (1,660,119)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		1,226,121	1,215,158
Net (recoveries) charges related to Ukraine Conflict		(15,072)	2,938,487
Asset impairment		36,433	14,228
Amortization of debt issuance costs, debt discount, debt premium and lease premium		130,723	161,633
Maintenance rights write-off	[1]	214,821	179,667
Maintenance liability release to income		(145,006)	(131,427)
Net gain on sale of assets		(265,449)	(38,485)
Deferred tax expense (benefit)		145,085	(225,819)
Share-based compensation		48,669	54,381
Collections of finance leases		233,812	140,140
(Gain) loss on investments at fair value		(3,986)	12,351
Loss on debt extinguishment		3,851	2,041
Other		(16,089)	(94,400)
Changes in operating assets and liabilities:
Trade receivables		65,486	44,327
Other assets		(56,712)	48,132
Accounts payable, accrued expenses and other liabilities		21,762	(151,845)
Net cash provided by operating activities		2,556,596	2,508,450
Purchase of flight equipment		(2,290,042)	(1,328,669)
Proceeds from sale or disposal of assets		944,798	796,373
Prepayments on flight equipment		(789,408)	(415,070)
Other		(116,636)	84,683
Net cash used in investing activities		(2,251,288)	(862,683)
Issuance of debt		2,327,579	84,996
Repayment of debt		(2,590,220)	(2,413,244)
Debt issuance and extinguishment costs paid, net of debt premium received		(35,627)	(9,135)
Maintenance payments received		378,292	353,522
Maintenance payments returned		(109,522)	(172,570)
Security deposits received		193,524	148,781
Security deposits returned		(114,150)	(140,441)
Dividend paid to non-controlling interest holders		(6,055)	(580)
Repurchase of shares and tax withholdings on share-based compensation		(790,013)	(8,140)
Net cash used in financing activities		(746,192)	(2,156,811)
Net decrease in cash, cash equivalents and restricted cash		(440,884)	(511,044)
Effect of exchange rate changes		1,101	(1,260)
Cash, cash equivalents and restricted cash at beginning of period		1,756,770	1,914,753
Cash, cash equivalents and restricted cash at end of period		1,316,987	1,402,449
Supplemental cash flow information:
Interest paid, net of amounts capitalized		821,700	760,509
Income taxes paid, net		$ 6,657	$ 1,203

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$140,686	$166,512
MR contract maintenance rights write-off offset by maintenance liability release	16,594	242,142
EOL contract maintenance rights write-off offset by EOL compensation received	57,541	65,506
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	—	(294,493)
Maintenance rights write-off	$214,821	$179,667